Share-Based Payment in a Consolidated Subsidiary	12 Months Ended
Dec. 31, 2024
Share-Based Payment in a Consolidated Subsidiary [Abstract]
SHARE-BASED PAYMENT IN A CONSOLIDATED SUBSIDIARY

NOTE 17 – SHARE-BASED PAYMENT IN A CONSOLIDATED SUBSIDIARY

On January 1, 2023, the Company granted 957,345 options to its employees and officers with an exercise price of $1.265- $2.79 per option. The options are exercisable to shares in a 1:1 ratio. The option will vest over a period of 3 years.

On January 9, 2023, the Company granted 24,662 options to its employees with an exercise price of $1.37 per option. The options are exercisable to shares in a 1:1 ratio. The option will vest over a period of three years.

The fair value of the aforesaid options was estimated on their award date at $5,381, with the assistance of an independent external appraiser, using the Black-Scholes pricing model. Set forth below are the parameters used in determining the fair value of the options:

The Company share price ($) (*)	6.8
Exercise price (in $)	2.79 - 1.27	See above.
Expected volatility in the Company’s share price	49.4% - 39.9%
Expected life of the warrants (in years)	8 – 5
Risk-free interest	3.86% - 4.29%
Expected dividend yield	-

(*)	The Company’s share price is determined based on The Company’s value as appraised by the appraiser as of the award date, while using the discounted cash flow method, and at a discount rate of 18%.

Set forth below are the movements in options awarded to Company employees and officers in the reporting years:

	For the year ended December 31,
	2024		2023
	No. of options	Weighted Average Exercise Price	No. of options	Weighted Average Exercise Price

Outstanding at beginning of year	1,096,652	1.97	114,645	3.73
Granted during the year	100,520	4.00	982,007	1.76
Expired and/or forfeited during the year	(13,233)	1.59	-	-
Outstanding at ending of year	1,183,939	2.14	1,096,652	1.97

Exercisable at the end of the year	714,778	1.99	543,688	2.01

On January 31, 2024, the Company granted 100,520 options to the Company’s directors at an exercise price of $4.00 per option, for a vesting period of 3 years. The options expire in 5 years from the granted date.

The fair value of the aforesaid options was estimated on their award date at $77, using the Black-Scholes pricing model. Set forth below are the parameters used in determining the fair value of the options:

The Company share price ($) (*)	3.05
Exercise price (in $)	4
Expected volatility in the Company’s share price	40.84%
Expected life of the warrants (in years)	4 – 3
Risk-free interest	4%
Expected dividend yield	-

(*)	The Company’s share price is determined based on the granted date.